Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

8. PROPERTY, PLANT AND EQUIPMENT

(In thousand Euros)	Buildings and Leasehold improvements	Fixtures and fittings	Plant and equipment	Assets under construction	Total
Balance at January 1, 2022	12,623	2,646	9,167	838	25,274
Additions	7,105	1,542	27,443	172	36,262
Disposals	—	—	—	—	—
Business Combination	—	126	1,441	—	1,567
Transfers	640	18	180	(838)	—
Depreciation for the year	(1,693)	(525)	(2,781)	—	(4,999)
Translation differences	—	2	(228)	—	(226)
Balance at December 31, 2022	18,675	3,809	35,222	172	57,878
Additions	807	220	6,887	1,192	9,106
Disposals	—	—	—	—	—
Business Combination	1,234	—	17,088	—	18,322
Transfers	363	(26)	929	(1,266)	—
Depreciation for the year	(1,984)	(705)	(5,765)		(8,454)
Translation differences	(31)	(24)	(614)	—	(669)
Balance at December 31, 2023	19,064	3,274	53,747	98	76,183
Cost
At December 31, 2021	13,084	3,061	9,871	838	26,854
At December 31, 2022	20,829	4,749	38,707	172	64,457
At December 31, 2023	23,202	4,919	62,997	98	91,216
Accumulated depreciation
At December 31, 2021	(460)	(416)	(704)	—	(1,580)
At December 31, 2022	(2,153)	(941)	(3,485)	—	(6,579)
At December 31, 2023	(4,137)	(1,646)	(9,250)	—	(15,033)

Additions to property, plant and equipment for 2023 totaling Euros 9,106 thousand mainly due to the acquisition of machinery and tools for manufacturing plants. Additions of property, plant and equipment for 2022 totaling Euros 36,262 thousand mainly due to leasehold improvements at the headquarters located in Barcelona and the investment in the new factory in Arlington, Texas, USA.

At December 31, 2023, additions to property, plant and equipment for which payment was still pending totaled Euros 5,849 thousand (Euros 8,979 thousand at December 31, 2022).

The Group has items in use that were fully depreciated as of December 31, 2023 for an amount of Euros 85 thousand (Euros 0 thousand as of December 31, 2022).

Other information

The Group has obtained insurance policies that cover the carrying amount of its property, plant and equipment.

The commitments amount to Euros 775 thousand (Euros 3,318 thousand at December 31, 2022). These commitments mainly correspond to the acquisition of tools and machinery.

There are no other significant contractual obligations to purchase, construct or develop property, plant and equipment assets.

The Group had no restrictions on the sale of its property, plant and equipment and no pledge exists on these assets at December 31, 2023 and 2022, except for the leasehold improvement which cannot be realized and which totals Euros 23,202 thousand at December 31, 2023 (Euros 20,829 thousand at December 31, 2022).